Related party transactions (Tables)	12 Months Ended
Jun. 30, 2026
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Summary of Transactions with Related Parties

Further disclosures related to related party transactions are as follows:

Transactions with related parties

	Joint ventures		Associates
	2026	2025	2026	2025
	US$M	US$M	US$M	US$M
Sales of goods/services	–	–	–	–
Purchases of goods/services	–	–	2,673.037	1,702.477
Interest income	–	–	–	–
Interest expense	–	–	–	–
Dividends received	–	–	894.375	374.972
Net loans made to/(repayments from) related parties	–	–	–	–

Summary of Outstanding Balances with Related Parties

Outstanding balances with related parties

	Joint ventures		Associates
	2026	2025	2026	2025
	US$M	US$M	US$M	US$M
Trade amounts owing to related parties	–	–	363.386	224.091
Loan amounts owing to related parties	–	–	–	–
Trade amounts owing from related parties	–	–	0.653	1.557
Loan amounts owing from related parties	–	–	–	–